Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.
For the year ended December 31, 2024, PEMEX presents the operating segments as they existed prior to the enactment of the 2025 Petróleos Mexicanos Law and the New Organic Statute, this information is not comparable to the 2025 amounts due to the unavailability to obtain these figures. For the year ended December 31, 2025, PEMEX presents the operating segments in accordance with PEMEX's new organizational structure under the New Organic Statute (see Note 1).

As of/for the twelve-month period ended December 31, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	222,212,029	523,252,345	74,651,572	149,654,155	532,377,490	23,667,162	—	Ps.	1,525,814,753
Intersegment	112,646,990		303,932,801	14,743,972	18,374,148	411,951,040	92,821,864	(954,470,815)	—
Services income	17,886		115,007	—	—	1,548,383	1,019,697	—	2,700,973
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	12,597,956		(1,115,093)	3,467,927	—	163,986	(23,192,225)	—	(8,077,449)
Cost of sales	428,791,210		480,144,896	78,983,573	166,998,842	926,482,171	117,567,284	(938,447,010)	1,260,520,966
Transfer of good and services	(189,572,824)		171,820,585	46,734,997	—	—	(42,146,271)	13,163,513	—
Gross income (loss)	108,256,475		174,219,579	(32,855,099)	1,029,461	19,558,728	18,895,485	(29,187,318)	259,917,311
Distribution, transportation and sale expenses	5,013,653		5,125,468	8,789,931	—	114,103	180,092	(3,425,034)	15,798,213
Administrative expenses	40,048,635		38,904,212	11,344,256	1,999,755	3,872,651	108,518,840	(9,726,730)	194,961,619
Impairment losses on trade receivables from customers	—		(2,703,151)	(324,139)	—	(9,458,947)	(445,746)	—	(12,931,983)
Transfer of services	42,359,579		41,625,981	1,936,019	—	—	(69,946,315)	(15,975,264)	—
Other revenue	20,621,700		2,102,138	1,858,461	(136,560)	1,027,730	4,806,055	—	30,279,524
Other expenses	26,294,475		3,831,666	871,690	11,689	859,056	529,294	(87,630)	32,310,240
Operating income	15,161,833		84,131,239	(54,262,673)	(1,118,543)	6,281,701	(16,026,117)	27,340	34,194,780
Welfare oil duty	194,573,038		—	—	—	—	—	—	194,573,038
Operating (loss) income after Welfare oil duty	(179,411,205)		84,131,239	(54,262,673)	(1,118,543)	6,281,701	(16,026,117)	27,340	(160,378,258)
Financing income	27,049,980		359,102	26,946	867,248	1,279,687	172,320,133	(189,984,479)	11,918,617
Financing (cost)	146,118,971		23,355,651	1,795,732	125,753	5,982,349	162,559,310	(189,957,140)	149,980,626
Derivative financial instruments income (cost) , net	12,404,584		(4,255)	(319)	—	(239,159)	9,427,052	—	21,587,903
Foreign exchange income (loss), net	240,443,924		28,084,899	2,111,835	—	(447,612)	(75,010,648)	—	195,182,398
Profit (loss) sharing in associates	496,825		(1,106,997)	1,106,997	—	8,583,019	(10,102,351)	1,742,797	720,290
Total taxes and other	—		—	—	26,635	85,384	603,737	—	715,756
Net (loss) income	Ps.	(45,134,863)	88,108,337	(52,812,946)	(403,683)	9,389,903	(82,554,978)	1,742,798	Ps.	(81,665,432)
Total current assets	358,461,569		390,453,024	(2,875,722)	25,532,702	207,960,075	1,734,731,765	(2,212,027,373)	502,236,040
Total non-current assets	937,978,665		223,288,730	11,621,051	36,183,453	130,083,074	(46,660,527)	424,736,525	1,717,230,971
Total current liabilities	1,170,640,890		319,308,368	102,346,767	7,500,117	184,622,246	1,460,294,877	(2,211,936,205)	1,032,777,060
Total long-term liabilities	1,690,119,743		629,488,968	65,770,049	4,519,381	1,107,814	1,646,039,669	(944,549,503)	3,092,496,121
Total equity (deficit)	(1,564,320,399)		(335,055,582)	(159,371,487)	49,696,657	152,313,089	(1,418,263,308)	1,369,194,860	(1,905,806,170)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	130,244,785		7,375,020	655,064	3,431,055	268,341	11,544,399	—	153,518,664
Depreciation of rights of use	294,582		3,022,437	708,023	643,904	892,053	651,173	—	6,212,172
Net periodic cost of employee benefits	45,232,212		49,552,069	11,794,206	—	40,117	51,322,824	—	157,941,428
Interest income (1)	131,938		367,611	—	330,426	737,941	8,251,895	—	9,819,811
Interest cost (2)	(3,159,156)		3,676,028	—	125,753	4,218,611	132,080,447	—	136,941,683
(1)Included in financing income.
(2)Included in financing cost.

As of/for the twelve-month period ended December 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	347,550,312	628,918,718	—	165,980,709	506,782,844	—	20,284,544	—	Ps.	1,669,517,127
Intersegment	517,221,080		355,276,301	90,057,618	15,758,565	509,246,055	48,982,014	51,691,573	(1,588,233,206)	—
Services income	27,348		731,624	414,098	485	1,950,251	1,045	30,928	—	3,155,779
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	24,027,347		(78,049,865)	582,923	—	(37,985)	—	—	—	(53,477,580)
Cost of sales	533,614,774		1,119,899,412	76,270,963	181,283,153	1,007,097,423	1,249,656	61,132,730	(1,545,084,824)	1,435,463,287
Gross income (loss)	355,211,313		(213,022,634)	14,783,676	456,606	10,843,742	47,733,403	10,874,315	(43,148,382)	183,732,039
Distribution, transportation and sale expenses	641,499		9,130,174	—	—	31,101	7,859	41,210	(1,772,009)	8,079,834
Administrative expenses	47,302,354		54,975,089	17,799,642	1,841,704	3,528,532	86,635,110	8,532,279	(41,408,534)	179,206,176
Impairment losses on trade receivables from customers	—		866,405	(158,008)	—	(16,155,808)	—	8,853	—	(15,438,558)
Other revenue	8,599,117		5,427,426	828,787	18,921	679,985	983,270	2,010,503	—	18,548,009
Other expenses	4,794,173		9,283,729	483,210	498,188	65,887	77,670	337,412	5,083	15,545,352
Operating (loss) income	311,072,404		(280,117,795)	(2,828,397)	(1,864,365)	(8,257,601)	(38,003,966)	3,982,770	27,078	(15,989,872)
Financing income	81,442,953		915,653	19,927,846	1,177,512	1,296,321	226,654,666	2,087,505	(317,832,573)	15,669,883
Financing cost	171,319,838		57,706,799	378,866	245,442	7,868,834	236,220,806	2,966,859	(317,805,494)	158,901,950
Derivative financial instruments (cost) income, net	(25,445,169)		215,388	—	99,580	(664,381)	(1,799,648)	—	—	(27,594,230)
Foreign exchange (loss) income, net	(95,489,278)		(242,811,794)	(425,181)	—	(800,834)	39,427,764	(4,352,913)	—	(304,452,236)
Profit (loss) sharing in associates	360,996		(4,688,971)	943	—	(3,151,006)	(716,122,380)	(10,061,543)	734,623,610	961,649
Total duties, taxes and other	189,239,536		—	42,551,529	(1,827)	2,702,256	54,351,481	1,438,223	—	290,281,198
Net (loss) income	Ps.	(88,617,468)	(584,194,318)	(26,255,184)	(830,888)	(22,148,591)	(780,415,851)	(12,749,263)	734,623,609	Ps.	(780,587,954)
Total current assets	1,122,872,816		225,147,273	294,804,303	32,870,141	287,375,832	2,040,342,693	111,987,963	(3,675,846,301)	439,554,720
Total non-current assets	938,768,113		590,508,074	127,928,147	34,744,185	130,862,284	(171,049,739)	567,969,098	(450,532,299)	1,769,197,863
Total current liabilities	696,209,532		1,728,102,735	86,307,404	7,891,750	255,198,459	2,051,344,378	58,229,460	(3,675,760,337)	1,207,523,381
Total long-term liabilities	1,934,280,036		575,378,552	71,857,552	1,950,666	1,814,052	1,801,449,926	56,777,221	(1,458,503,067)	2,985,004,938
Total equity (deficit)	(568,848,639)		(1,487,825,940)	264,567,494	57,771,910	161,225,605	(1,983,501,350)	564,950,380	1,007,884,804	(1,983,775,736)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	124,473,818		10,011,687	6,144,377	2,959,516	272,350	583,189	2,405,271	—	146,850,208
Depreciation of rights of use	313,825		3,224,322	374,922	604,758	720,984	573,733	217,650	—	6,030,194
Net periodic cost of employee benefits	41,263,714		57,475,722	10,682,640	—	25,675	36,622,124	64,180	48,557	146,182,612
Interest income (1)	174,334		561,859	22,641	313,481	497,110	8,786,413	1,609,679	—	11,965,517
Interest cost (2)	(3,921,496)		3,310,989	378,805	245,442	5,707,946	136,377,980	2,217,568	—	144,317,234
(1)Included in financing income.
(2)Included in financing cost.

For the year December 31, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	439,640,623	751,060,122	—	173,219,485	333,396,095	—	18,925,352	—	Ps.	1,716,241,677
Intersegment	460,698,652		283,789,335	96,564,079	12,949,407	604,815,421	96,619,612	55,447,803	(1,610,884,309)	—
Services income	30,725		321,260	1,380,704	251	1,908,488	856	53,657	—	3,695,941
(Impairment) of wells, pipelines, properties, plant and equipment, net	(2,353,077)		(25,568,713)	(612,906)	—	(191,786)	—	(71,036)	—	(28,797,518)
Cost of sales	492,999,594		1,148,635,601	84,973,463	173,140,717	922,943,882	1,269,012	66,504,967	(1,509,793,447)	1,380,673,789
Gross income (loss)	405,017,329		(139,033,597)	12,358,414	13,028,426	16,984,336	95,351,456	7,850,809	(101,090,862)	310,466,311
Distribution, transportation and sale expenses	705,144		22,473,849	45	—	141,909	59,298	56,008	(10,757,344)	12,678,909
Administrative expenses	78,844,955		62,852,084	22,085,461	1,650,684	3,435,669	83,534,109	7,995,431	(90,281,862)	170,116,531
Impairment losses on trade receivables from customers	—		(2,762,874)	(329,534)	—	(2,876)	(6)	(18,034)	—	(3,113,324)
Other revenue	2,953,135		9,149,545	932,509	44,657	698,967	758,097	1,099,045	—	15,635,955
Other expenses	10,101,486		5,666,808	590,957	24,893	145,621	987	766,407	(55,023)	17,242,136
Operating income (loss)	318,318,879		(223,639,667)	(9,715,074)	11,397,506	13,957,228	12,515,153	113,974	3,367	122,951,366
Financing income	61,784,027		1,835,968	18,720,533	853,723	640,628	152,838,231	1,727,347	(220,190,080)	18,210,377
Financing cost	126,967,447		25,908,568	387,557	161,067	5,561,753	210,105,849	3,265,856	(220,186,716)	152,171,381
Derivative financial instruments income (cost), net	7,314,615		570,701	—	—	(116,640)	(7,096,450)	—	—	672,226
Foreign exchange income (loss), net	111,796,250		132,739,126	221,212	—	105,319	(11,196,911)	4,414,046	—	238,079,042
Profit (loss) sharing in associates	35,221		37,688	28	—	18,149,561	68,641,910	17,074,729	(103,529,822)	409,315
Taxes, duties and other	218,982,795		—	1,539,042	122,806	1,914,357	(2,510,630)	(49,089)	—	219,999,281
Net income (loss)	Ps.	153,298,750	(114,364,752)	7,300,100	11,967,356	25,259,986	8,106,714	20,113,329	(103,529,819)	Ps.	8,151,664
Depreciation and amortization	115,208,527		11,087,095	5,999,033	2,259,734	285,737	565,065	2,150,085	—	137,555,276
Depreciation of rights of use	313,017		3,140,172	392,810	548,953	772,779	602,527	116,582	—	5,886,840
Net periodic cost of employee benefits	39,404,972		56,498,324	9,755,635	—	20,491	35,701,990	34,293	—	141,415,705
Interest income (1)	183,459		832,721	40,720	423,942	172,028	11,109,036	1,269,666	—	14,031,572
Interest cost (2)	(721,838)		3,351,937	387,052	161,067	4,509,516	130,686,827	2,606,129	—	140,980,690
(1)Included in financing income.
(2)Included in financing cost.

Supplemental Geographic Information

	For the years ended December 31,
	2025		2024		2023
Revenues:
Domestic sales	Ps.	987,969,227	Ps.	977,651,655	Ps.	948,666,739
Incentive for automotive fuels (see Notes 3-S and 7-E)	—		—		23,421
Total domestic sales	987,969,227		977,651,655		948,690,160
Export sales:
United States	397,488,745		483,646,454		607,923,932
Canada, Central and South America	2,166,858		4,505,057		1,093,586
Europe	88,515,622		100,089,455		67,857,986
Other countries	49,674,301		103,624,506		90,676,013
Total export sales	537,845,526		691,865,472		767,551,517
Services income (1)	2,700,973		3,155,779		3,695,941
Total revenues	Ps.	1,528,515,726	Ps.	1,672,672,906	Ps.	1,719,937,618
(1)Services income for the years ended December 31, 2025, 2024 and 2023 represent approximately 99%, 99% and 99%, from domestic sales, respectively.
Schedule of Income By Product

	For the years ended December 31,
	2025		2024		2023
Domestic sales:
Refined petroleum products and derivatives (primarily gasolines)	Ps.	892,419,183	Ps.	757,660,095	Ps.	855,627,607
Gas	75,413,138		58,885,596		67,445,129
Petrochemical products	20,136,906		161,105,964		25,617,424
Total domestic sales	Ps.	987,969,227	Ps.	977,651,655	Ps.	948,690,160
Export sales:
Crude oil	Ps.	228,901,894	Ps.	362,554,781	Ps.	449,141,116
Refined petroleum products and derivatives (primarily gasolines)	162,303,478		182,738,696		116,419,672
Gas	30,038,496		17,551,893		31,786,691
Petrochemical products	116,601,658		129,020,102		170,204,038
Total export sales	Ps.	537,845,526	Ps.	691,865,472	Ps.	767,551,517